Equity-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Schedule of Share-based Payment Award, Valuation Assumptions
The assumptions used in determining the fair
val
ue of the Incentive Units at the grant date are as follows:

February 16, 2021
Volatility	57.0%
Risk-free interest rate	0.1%
Expected time to exit (in years)	1.6
The modification date fair value of the Incentive Units was $9.06 per unit. The assumptions used in determining the fair value of the Incentive Units at the modification date are as follows:

July 29, 2021
Volatility	46.0%
Risk-free interest rate	0.2%
Expected time to exit (in years)	1.2

The assumptions used in determining the fair value were as follows:

As of June 11, 2019
Volatility	25.8%
Risk-free interest rate	1.89%
Expected time to exit (years)	2.5
The assumptions used in determining the fair value of the Incentive Units at the grant date are as follows:

Volatility	57%
Risk-free interest rate	0.1%
Expected time to exit (years)	1.6
The assumptions used in determining the fair value of the Incentive Units at the modification date are as follows:

Volatility	46%
Risk-free interest rate	0.2%
Expected time to exit (years)	1.2

Share-based Payment Arrangement, Activity
The table below presents the activity in Tranche II of the Class B Units:

Unvested and outstanding as of December 31, 2021	3,760,000
Vested	(100,000)
Forfeited	(50,000)

Unvested and outstanding as of March 31, 2022	3,610,000

The table below presents the activity for the Class B Units:

Balance as of January 1, 2019	—

Granted during the year	100
Vested during the year	(10)
Forfeited during the year	—

Unvested as of December 31, 2019	90

Unvested as of October 22, 2020	90

The table below presents the activity in the Class B Units:

Unvested and outstanding as of January 1, 2021	—
Granted	9,650,000
Vested	(5,640,000)
Forfeited	(250,000)

Unvested and outstanding as of December 31, 2021	3,760,000

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
The table below presents the fair value of the Stock Options as estimated on the grant date using the Black-Scholes OPM using the following assumptions:

March 30, 2022
Stock Options grant date
Number of Stock Options granted	424,017
Fair value of the Stock Options on the grant date	$4.67
Expected option term (in years)	6.26
Expected volatility	54.0%
Risk-free rate of return	2.4%
Expected annual dividend yield	—%

The fair value of the Options of $5.21 each is estimated on the grant date of December 7, 2021, using the Black-Scholes OPM using the following assumptions:

Expected option term (years)	10
Expected volatility	54.0%
Risk-free rate of return	1.4%
Expected annual dividend yield	—%

Share-based Payment Arrangement, Option, Activity
The table below presents the activity in the Stock Options:

	Stock Options Outstanding	Weighted- Average Exercise Price Per Share	Weighted-Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value
Unvested and outstanding as of December 31, 2021	482,000	$9.99	10.0	$—
Granted	424,017	7.00		—
Vested	—	—		—
Forfeited	(12,031)	9.99		—

Unvested and outstanding as of March 31, 2022	893,986	$8.57	9.7	$526

Stock Options vested and exercisable as of March 31, 2022	—	$—	0.0	$—

The table below presents the activity in the Stock Options:

Unvested and outstanding as of January 1, 2021	—
Granted	482,000
Vested	—
Forfeited	—

Unvested and outstanding as of December 31, 2021	482,000

Share-based Payment Arrangement, Restricted Stock Unit, Activity	The table below presents the activity in the RSUs:

	RSUs Outstanding	Weighted-Average Grant Date Fair Value Per Share
Unvested and outstanding as of December 31, 2021	403,300	$10.03
Granted	2,836,023	5.32
Vested	(3,591)	5.20
Forfeited	(87,458)	5.47

Unvested and outstanding as of March 31, 2022	3,148,274	$5.92

The table below presents the activity in the RSUs:

Unvested and outstanding as of January 1, 2021	—
Granted	403,300
Vested	—
Forfeited	—

Unvested and outstanding as of December 31, 2021	403,300

Share-based Payment Arrangement, Performance Shares, Activity	The table below presents the activity in the PSUs:

	PSUs Outstanding	Weighted-Average Grant Date Fair Value Per Share
Unvested and outstanding as of December 31, 2021	150,000	$10.03
Granted	—	—
Vested	—	—
Forfeited	—	—

Unvested and outstanding as of March 31, 2022	150,000	$10.03

The table below presents the activity in the PSUs:

Unvested and outstanding as of January 1, 2021	—
Granted	150,000
Vested	—
Forfeited	—

Unvested and outstanding as of December 31, 2021	150,000

Summary the total stock compensation expense recognized	The table below present the total stock compensation expense recognized for Class A and B Units, Stock Options, RSUs and PSUs in selling, general and administrative expense, cost of revenues, and research and development for the following periods:

	Three Months Ended March 31,
	2022	2021
Stock compensation expense in selling, general and administrative	$3,071	$25
Stock compensation expense in cost of revenues	700	—
Stock compensation expense in research and development	87	—

Total stock compensation expense	$3,858	$25